Shareholder returns - (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Aug. 31, 2024	May 31, 2024
Classes of share capital
Shareholder returns			€ 437.7	€ 199.5
Dividends paid					€ 0.0
Dividends paid per share	€ 0.223	€ 0.175
Recommended final dividend per share			€ 0.227	€ 0.178
May 2024 share buyback program
Classes of share capital
Share Repurchase Program, Authorized, Amount							€ 700.0
August 2024 share buyback program
Classes of share capital
Share Repurchase Program, Authorized, Amount						€ 800.0
Percentage of buyback program completed			98.00%